Shareholders’ Equity - Schedule of Weighted Average Number of Ordinary Shares and Pre-funded Warrants (Parentheticals) (Details) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Weighted Average Number of Ordinary Shares and Pre-funded Warrants [Abstract]
Diluted loss per share	[1]	$ (24.2)	$ (38.4)	$ (42.4)

[1]	The share and per share information in these financial statements reflects the 1-for-20 reverse share split that became effective on October 10, 2024 and an additional 1-for-4 reverse share split of the Company’s issued and outstanding ordinary shares that became effective on March 17, 2025 (the “Reverse Share Splits”). See also Note 1c.